Offerings - Offering: 1	Aug. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Share, par value $0.05 per share
Amount Registered | shares	391,944
Proposed Maximum Offering Price per Unit	88.66
Maximum Aggregate Offering Price	$ 34,749,755.04
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,798.94
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee" table in the registrant's registration statement on Form S-3ASR (File No. 333-298351) filed with the Securities and Exchange Commission on August 14, 2026 (the "Registration Statement"). Amount Registered represents common shares offered by the Selling Shareholder in this prospectus supplement and includes an indeterminate number of additional common shares that, pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), may be issued to prevent dilution from stock splits, stock dividends or similar transactions that could affect the shares to be offered by the selling stockholders. The filing fee, calculated in accordance with Rule 457(r) under the Securities Act, has been transmitted to the Securities and Exchange Commission in connection with the securities offered by means of this prospectus supplement. Proposed Maximum Offering Price per Unit and Maximum Aggregate Offering Price are estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based upon the average of the high and low prices of the registrant's common shares as reported on the New York Stock Exchange on August 24, 2026, which was $88.66.